Income Taxes - Schedule of Uncertain Tax Positions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits
Balance, beginning of year	$ 20	$ 21
Settlement	0	(1)
Balance, end of year	$ 20	$ 20